Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of financial assets [line items]
Current	$ 122,998.5		$ 119,519.3
Non current	6,159.2	$ 200.4	5,887.9
Investment in equity and debt instruments at FVTOCI	129,157.7		125,407.2
Debt securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	122,720.6		119,329.5
Debt securities [member] | Corporate bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	66,116.2		57,253.2
Debt securities [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	28,399.9		32,070.1
Debt securities [member] | Government bonds [member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	18,929.8		21,345.8
Debt securities [member] | Asset-backed securities [Member]
Disclosure of financial assets [line items]
Investments in debt instruments at FVTOCI	9,274.7		8,660.4
Equity instruments [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	6,437.1		6,077.7
Equity instruments [member] | Non-publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	6,159.2		5,887.9
Equity instruments [member] | Publicly traded stocks [member]
Disclosure of financial assets [line items]
Investment in equity instruments at FVTOCI	$ 277.9		$ 189.8